Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of accounts receivable, net
	As of December 31
	2019	2018

Accounts receivable	$13,090,853	$15,871,970
Less: Allowance for doubtful accounts	(1,669,658)	(392,533)
Total accounts receivable, net	$11,421,195	$15,479,437

Schedule of movement of allowance for doubtful accounts

	As of December 31,
	2019	2018	2017

Beginning balance	$392,533	$36,285	$15,083
Provision for doubtful accounts	3,276,200	372,635	19,440
Written-off	(1,984,244)	-	-
Foreign currency translation adjustments	(14,831)	(16,387)	1,762
Ending balance	$1,669,658	$392,533	$36,285